TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information

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Transamerica JPMorgan Core Bond VP

Effective December 31, 2018, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica JPMorgan Core Bond VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: J.P. Morgan Investment Management Inc.
Portfolio Managers:
Richard Figuly	Portfolio Manager	since 2016
Barbara Miller	Portfolio Manager	since 2015

Effective December 31, 2018, the following replaces the information in the Prospectus for Transamerica JPMorgan Core Bond VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica JPMorgan Core Bond VP

Name	Sub-Adviser	Positions Over Past Five Years
Richard Figuly	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2016; Employee of J.P. Morgan Investment Management Inc. since 1993; Managing Director; Member of the Global Fixed Income, Currency & Commodities Group and Portfolio Manager for the U.S. Value Driven team

Barbara Miller	J.P. Morgan Investment Management Inc.	Portfolio Manager of the portfolio since 2015; Employee of J.P. Morgan Investment Management Inc. since 1994; Managing Director; Portfolio Manager and Head of the U.S. Value Driven Fixed Income Team. Senior Location Office of the Global Fixed Income, Currency & Commodities Group

Effective December 31, 2018, the following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – J.P. Morgan Investment Management Inc. (“JP Morgan”)”:

Transamerica JPMorgan Core Bond VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Richard Figuly	16	$28.07 billion	13	$3.79 billion	16	$6.28 billion
Barbara Miller	11	$41.72 billion	2	$10.33 billion	11	$535 million

Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Richard Figuly	0	$0	0	$0	1	$1.06 billion
Barbara Miller	0	$0	0	$0	0	$0

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

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Investors Should Retain this Supplement for Future Reference

June 27, 2018